Parent Company Financial Statement, As Restated - Condensed Statement Of Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income:
Interest income	$ 13,488	$ 11,620	$ 26,141	$ 22,371	$ 46,907	$ 40,210
Expense:
Interest on borrowings	465	384	1,006	775	1,726	1,248
Salaries and benefits	6,043	5,899	12,901	12,503	23,338	21,094
Professional services	314	476	625	749	1,845	1,745
Other noninterest expense	690	604	1,273	1,243	2,410	2,802
Income (loss) before income tax (benefit) and equity in undistributed income of subsidiary	3,369	3,002	5,873	3,392	8,340	5,324
Income tax (benefit)	688	993	1,179	1,164	3,587	1,609
Net income	2,681	2,009	4,694	2,228	4,753	3,715
Comprehensive income	$ 2,616	$ 1,881	$ 4,118	$ 2,100	4,252	3,841
Parent Company [Member]
Income:
Interest income						2
Total income						2
Expense:
Interest on borrowings					345	113
Salaries and benefits					1,424	1,109
Stock-based compensation expense					1,520	1,069
Professional services					563	549
Directors fees					212	47
Other noninterest expense					132	125
Total expense					4,196	3,012
Income (loss) before income tax (benefit) and equity in undistributed income of subsidiary					(4,196)	(3,010)
Income tax (benefit)					(986)	(706)
Income (loss) before equity in undistributed income of subsidiaries					(3,210)	(2,304)
Equity in income of subsidiary					7,963	6,019
Net income					4,753	3,715
Comprehensive income					$ 4,252	$ 3,841